SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 4.2%

Agency - 0.4%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	352,246	12.14	5/28/35	344,975
Small Business Administration, Series 2006-20D, Class 1	33,954	5.64	4/1/26	33,625
Small Business Administration, Series 2007-20B, Class 1	37,267	5.49	2/1/27	36,665
Small Business Administration, Series 2007-20J, Class 1	67,905	5.57	10/1/27	66,886

				482,151

Non-Agency - 3.8%

Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	101,574
RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	913,384	7.11	11/25/43	926,296
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	1,793,322	6.59	5/25/44	1,809,937
RCKT Mortgage Trust, Series 2024-CES4, Class A1A [4,14]	645,590	6.15	6/25/44	649,709
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 [1], 4	352,396	3.00	11/25/58	350,132
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	262,448	2.18	2/25/60	250,901
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	444,772	7.29	10/25/63	453,253

				4,541,802

Total Asset-Backed Securities (cost: $5,010,495)				5,023,953

Collateralized Mortgage Obligations - 29.8%

Agency - 23.7%

FHLMC REMICS, Series 3104, Class BY	11,056	5.50	1/15/26	10,989
FHLMC REMICS, Series 3418, Class DF	353,377	6.00	3/15/32	360,692
FHLMC REMICS, Series 3756, Class PZ	2,507,960	4.00	11/15/40	2,383,918
FHLMC REMICS, Series 3982, Class LA	52,190	2.50	12/15/39	51,985
FHLMC REMICS, Series 4246, Class PT	184,898	6.50	2/15/36	188,686
FHLMC REMICS, Series 4390, Class CA	641,574	3.50	6/15/50	632,349
FHLMC REMICS, Series 4717, Class KV	709,341	3.50	8/15/40	700,669
FHLMC REMICS, Series 4759, Class NA	5,083	3.00	8/15/44	5,064
FHLMC REMICS, Series 5226, Class D	390,077	3.50	12/15/45	369,986
FHLMC REMICS, Series 5252, Class BT	874,051	6.00	9/25/52	886,410
FHLMC REMICS, Series 5391, Class EA	1,820,897	5.50	5/25/49	1,811,035
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	461,304	7.00	3/25/44	470,754
FNMA REMICS, Series 2002-W1, Class 2A [1]	759,889	4.59	2/25/42	745,318
FNMA REMICS, Series 2004-W5, Class A1	1,479,471	6.00	2/25/47	1,512,009
FNMA REMICS, Series 2010-68, Class W [1]	188,587	1.87	7/25/37	161,946
FNMA REMICS, Series 2011-10, Class AC	1,530,042	3.00	2/25/41	1,439,833
FNMA REMICS, Series 2011-146, Class LX	773,404	3.50	10/25/40	755,041
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	840,319
FNMA REMICS, Series 2017-97, Class DP	7,705	3.50	10/25/46	7,627
FNMA REMICS, Series 2018-25, Class AG	148,744	3.50	4/25/47	142,285
FNMA REMICS, Series 2023-64, Class HA	3,280,286	5.50	9/25/50	3,237,033
FNMA Trust, Series 2004-W9, Class 1A3	596,942	6.05	2/25/44	607,118
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K728, Class A2 [1]	1,782,577	3.06	8/25/24	1,772,846
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K730, Class A2 [1]	2,926,497	3.59	1/25/25	2,895,077
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	148,517	6.14	11/25/37	147,541
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	511,445	6.14	12/25/37	510,391
Government National Mortgage Association, Series 2004-11, Class QG	218,802	5.00	2/16/34	215,653
Government National Mortgage Association, Series 2020-149, Class AW	1,560,657	5.50	10/20/50	1,557,125
Government National Mortgage Association, Series 2024-4, Class GK	991,128	5.00	3/20/52	975,041
Government National Mortgage Association, Series 2024-79, Class MC	1,397,706	5.50	10/20/49	1,395,051
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	232,547	4.00	2/25/59	212,248
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,317,751	4.00	4/25/62	1,199,792

				28,201,831

Non-Agency - 6.1%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	710,533	6.00	2/25/55	704,716

JUNE 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	983,033	6.00	3/25/55	977,877
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	555,312	2.50	6/25/51	491,282
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	742,862	2.50	5/25/52	640,517
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,322,170	2.50	10/25/51	1,142,248
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	459,893	2.50	11/25/51	397,599
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	966,953	6.00	10/25/54	963,769
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	184,913	4.00	3/25/57	172,475
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	196,557	4.00	4/25/57	184,701
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, TSFR1M + 1.61% 1, [4]	61,854	6.96	6/25/57	62,235
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	143,247	4.00	12/25/57	135,118
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	161,026	6.21	1/25/48	156,810
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	226,942	2.50	11/25/50	203,477
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	801,917	6.00	11/25/53	795,878
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	209,665	2.50	9/25/50	187,037

				7,215,739

Total Collateralized Mortgage Obligations (cost: $36,161,762)				35,417,570

Corporate Bonds - 15.7%

American Tower Trust [4]	1,300,000	5.49	3/15/28	1,305,499
BGC Group, Inc.	900,000	4.38	12/15/25	875,728
Cadence Bank (Subordinated), 3 Mo. Libor + 2.47% [1]	1,565,000	4.13	11/20/29	1,518,685
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,330,962
CVS Pass-Through Trust Series 2009 [4]	742,518	8.35	7/10/31	800,920
Delta Air Lines 2015-1 Class AA Pass Through Trust	314,772	3.63	7/30/27	300,361
DTE Electric Securitization Funding II, LLC	930,000	5.97	3/1/32	958,019
F&G Global Funding [4]	1,600,000	5.15	7/7/25	1,586,234
First-Citizens Bank & Trust Co. (Subordinated), US Treasury + 2.37% [1]	1,500,000	4.13	11/13/29	1,446,032
ITT, LLC [17]	1,225,000	7.40	11/15/25	1,227,109
KeyBank NA	1,400,000	4.39	12/14/27	1,326,317
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,040,067
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,400,000	7.89	12/15/24	1,401,190
Prudential Insurance Co. of America (Subordinated) [4]	1,075,000	8.30	7/1/25	1,098,253
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,327,049
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	650,000	5.75	6/1/30	632,411
Truist Financial Corp. [1]	500,000	7.16	10/30/29	531,168

Total Corporate Bonds (cost: $18,861,850)				18,706,004

Mortgage Pass-Through Securities - 26.0%

Federal Home Loan Mortgage Corporation - 5.5%

Freddie Mac	2,000,325	2.50	8/1/30	1,878,789
Freddie Mac	23,587	3.00	9/1/27	22,872
Freddie Mac	2,317,174	3.00	3/1/31	2,201,680
Freddie Mac	3,579	3.50	7/1/26	3,518
Freddie Mac	22,198	4.00	7/1/26	21,829
Freddie Mac	25,842	4.00	1/1/27	25,415
Freddie Mac	438,277	4.00	4/1/29	429,861
Freddie Mac	100,331	4.00	10/1/31	97,440
Freddie Mac	419	4.50	7/1/26	416
Freddie Mac	375,975	4.50	6/1/39	363,673
Freddie Mac	1,146	5.00	10/1/25	1,136
Freddie Mac	1,109,600	5.00	8/1/38	1,100,659
Freddie Mac	369,954	5.00	3/1/39	366,973

				6,514,261

Federal National Mortgage Association - 17.8%

Fannie Mae	320,870	3.00	10/1/27	312,370

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	31,986	3.00	8/1/28	31,039
Fannie Mae	449,507	3.00	5/1/30	428,929
Fannie Mae	314,797	3.00	11/1/31	305,106
Fannie Mae	45,689	3.50	1/1/26	44,940
Fannie Mae	1,529,888	3.50	4/1/32	1,462,009
Fannie Mae	360,372	3.50	11/1/38	341,577
Fannie Mae	56	4.00	9/1/24	55
Fannie Mae	6,922	4.00	6/1/25	6,856
Fannie Mae	6,065	4.00	10/1/31	5,884
Fannie Mae	371,490	4.00	10/1/34	359,439
Fannie Mae	838,706	4.00	6/1/38	810,758
Fannie Mae	2,512	4.50	4/1/25	2,497
Fannie Mae	487,653	4.50	3/1/29	483,058
Fannie Mae	85,087	4.50	7/1/31	83,842
Fannie Mae	1,723,271	4.50	4/1/39	1,695,221
Fannie Mae	494,288	5.50	12/1/35	496,690
Fannie Mae	986,694	5.50	12/1/38	989,422
Fannie Mae	829,073	5.50	1/1/40	833,118
Fannie Mae	334,394	5.50	8/1/40	348,118
Fannie Mae	550,068	5.50	2/1/42	552,741
Fannie Mae	816,345	5.50	5/1/49	819,069
Fannie Mae	509,561	5.50	9/1/49	512,036
Fannie Mae	1,735,384	5.50	8/1/56	1,765,291
Fannie Mae	976,170	6.00	9/1/29	979,991
Fannie Mae	519,163	6.00	7/1/37	531,427
Fannie Mae	825,876	6.00	11/1/38	835,006
Fannie Mae	1,235,157	6.00	10/1/53	1,245,800
Fannie Mae	1,090,783	6.00	10/1/53	1,095,100
Fannie Mae	559,788	6.50	5/1/40	572,573
Fannie Mae	657,744	7.00	1/1/40	676,749
Fannie Mae	536,503	7.00	1/1/40	552,004
Fannie Mae	1,979,461	7.50	10/1/38	2,029,620

				21,208,335

Government National Mortgage Association - 2.3%

Ginnie Mae, US Treasury + 1.50% [1]	13,403	3.88	4/20/33	13,359
Ginnie Mae, US Treasury + 1.50% [1]	4,201	3.88	4/20/42	4,218
Ginnie Mae	433,738	4.00	7/20/26	427,296
Ginnie Mae	26	5.00	9/15/24	26
Ginnie Mae	1,523	5.00	6/20/26	1,509
Ginnie Mae	466,387	6.00	2/20/34	475,535
Ginnie Mae	326,069	6.00	7/20/37	340,169
Ginnie Mae	1,480,762	6.00	9/20/38	1,486,005

				2,748,117

Other Federal Agency Securities - 0.4%

Small Business Administration Pools, PRIME - 2.50% [1]	113,981	6.00	5/25/43	113,625
Small Business Administration Pools, PRIME + 0.78% [1]	242,123	9.28	2/25/28	249,441
Small Business Administration Pools, PRIME + 0.85% [1]	106,049	9.35	3/25/30	110,399

				473,465

Total Mortgage Pass-Through Securities (cost: $31,506,420)				30,944,178

Taxable Municipal Bonds - 21.6%

Arizona School Facilities Board [9]	1,010,000	6.00	9/1/27	1,032,483
City of San Francisco CA	105,000	5.50	11/1/25	104,951
Colorado Housing & Finance Authority	725,000	6.50	5/1/48	752,376
Columbus Metropolitan Housing Authority	500,000	5.38	9/1/28	502,765
County of Yamhill OR	370,000	4.50	10/1/30	353,883
Florida Capital Projects Finance Authority	250,000	4.00	10/1/24	248,677

JUNE 30, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida Housing Finance Corp.	1,000,000	6.50	1/1/55	1,037,050
Idaho Housing & Finance Association	1,000,000	6.25	7/1/54	1,031,230
Idaho Housing & Finance Association	995,000	6.50	7/1/53	1,033,915
Idaho Housing & Finance Association	995,000	6.00	1/1/48	1,013,278
Illinois Housing Development Authority	35,000	5.75	10/1/53	35,308
Illinois Housing Development Authority	1,000,000	6.00	4/1/54	1,016,500
Illinois Housing Development Authority	1,000,000	6.50	4/1/54	1,043,250
Kentucky Higher Education Student Loan Corp. [8]	905,000	2.52	6/1/35	793,042
Kentucky Housing Corp.	1,000,000	6.25	1/1/55	1,027,640
Louisiana Local Government Environmental Facilities & Community Development Authority	1,021,352	3.62	2/1/29	996,441
Louisiana Local Government Environmental Facilities & Community Development Authority	700,000	4.15	2/1/33	670,369
Maine Municipal Bond Bank	500,000	6.12	11/1/26	508,895
Maryland Community Development Administration	1,000,000	6.00	9/1/53	1,013,800
Massachusetts Educational Financing Authority	5,000	4.00	1/1/32	5,000
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	173,639
Massachusetts Educational Financing Authority	965,000	2.64	7/1/37	867,294
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	759,600
Massachusetts Housing Finance Agency	990,000	6.50	12/1/52	1,026,432
Massachusetts State College Building Authority	500,000	5.83	5/1/30	511,625
Michigan Municipal Bond Authority	370,000	6.70	5/1/27	371,243
Minnesota Housing Finance Agency	270,000	4.17	1/1/25	268,512
North Carolina Housing Finance Agency	500,000	6.50	1/1/55	518,290
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	565,000
Oklahoma Development Finance Authority	418,737	3.88	5/1/37	399,370
Rhode Island Housing & Mortgage Finance Corp.	500,000	6.50	10/1/52	513,825
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	939,160
State of Connecticut Special Tax Revenue	1,000,000	5.74	12/1/29	1,013,200
State of Oregon Housing & Community Services Department	1,000,000	6.25	7/1/53	1,024,300
Utah Housing Corp.	1,000,000	6.25	1/1/54	1,027,470
Utah Housing Corp.	350,000	4.90	7/1/27	349,496
Washington State Housing Finance Commission	1,000,000	6.25	6/1/54	1,027,440
Wisconsin Housing & Economic Development Authority [8]	145,000	3.50	3/1/46	143,375

Total Taxable Municipal Bonds (cost: $25,941,766)				25,720,124

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost: $1,850,571)	1,850,571			1,850,571

Total Investments in Securities - 98.9% (cost: $119,332,864)				117,662,400

Other Assets and Liabilities, net - 1.1%				1,319,168

Net Assets - 100.0%				$118,981,568

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit Quality Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2024 was $20,215,179 and represented 17.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2024, 0.8% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2024 was $1,032,483 and represented 0.9% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2024.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2024 were as follows:

				Value/
				Unrealized
		Expiration	Notional	Appreciation
Type	Contracts	Date	Amount ($)	(Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	211	September 2024	(22,487,985)	(9,236)

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2024.

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	5,023,953	—	5,023,953
Collateralized Mortgage Obligations	—	35,417,570	—	35,417,570
Corporate Bonds	—	18,706,004	—	18,706,004
Mortgage Pass-Through Securities	—	30,944,178	—	30,944,178
Taxable Municipal Bonds	—	25,720,124	—	25,720,124
Short-Term Securities	1,850,571	—	—	1,850,571

Total:	1,850,571	115,811,829	—	117,662,400
Liabilities
Futures	(9,236)	—	—	(9,236)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2024	5